Virtus Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020
($ reported in thousands)
	Shares	Value
Exchange-Traded Fund—3.6%
JPMorgan Alerian MLP Index ETN(1)	8,660	$178
Total Exchange-Traded Fund (Identified Cost $203)		178

Master Limited Partnerships and Related Companies—93.4%
Diversified—34.1%
Energy Transfer LP	26,719	336
Enterprise Products Partners LP	15,185	391
Keyera Corp.	5,620	147
Kinder Morgan, Inc.	11,640	243
MPLX LP	4,921	118
ONEOK, Inc.	4,335	325
Pembina Pipeline Corp.	3,440	132
		1,692

Downstream/Other—15.9%
Chart Industries, Inc.(2)	800	51
Cheniere Energy, Inc.(2)	7,212	427
Delek US Holdings, Inc.	2,230	61
Marathon Petroleum Corp.	2,150	117
Phillips 66	1,100	101
Tellurian, Inc.(2)	4,645	33
		790

Electric, LDC & Power—4.3%
NextEra Energy Partners LP	2,510	143
Sempra Energy	450	72
		215

Gathering/Processing—14.5%
Antero Midstream Corp.	13,550	68
	Shares	Value

Gathering/Processing—continued
DCP Midstream LP	4,800	$101
Hess Midstream LP Class A	3,290	78
Rattler Midstream LP	7,370	111
Targa Resources Corp.	8,400	307
Western Midstream Partners LP	3,405	57
		722

Marine/Shipping—3.5%
GasLog Ltd.	7,740	50
GasLog Partners LP	4,645	48
Golar LNG Ltd.(2)	7,840	75
		173

Natural Gas Pipelines—10.3%
TC Energy Corp.	4,150	227
Williams Cos., Inc. (The)	13,770	285
		512

Petroleum Transportation & Storage—10.8%
Genesis Energy LP	4,365	78
Magellan Midstream Partners LP	2,070	127
Plains GP Holdings LP Class A	19,734	329
		534

Total Master Limited Partnerships and Related Companies (Identified Cost $5,220)		4,638

Total Long-Term Investments—97.0% (Identified Cost $5,423)		4,816

Value

TOTAL INVESTMENTS—97.0% (Identified Cost $5,423)	$4,816
Other assets and liabilities, net—3.0%	149
NET ASSETS—100.0%	$4,965

Abbreviations:
ETN	Exchange-Traded Note
LP	Limited Partnership
MLP	Master Limited Partnership

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	Non-income producing.

Country Weightings†
United States	86%
Canada	10
Bermuda	3
Marshall Islands	1
Total	100%
† % of total investments as of January 31, 2020.

Ownership Structure (Unaudited)†,††
Major Midstream Companies	32%
Midstream MLP	25
Embedded General Partner	22
MLP Affiliate & Other	16
Foreign LP	1
Cash & Other	4
Total	100%
† % of total investments as of January 31, 2020.
See Notes to Schedule of Investments

Virtus Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
($ reported in thousands)
†† Midstream MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and operate and own assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas, natural gas liquids, crude oil, and refined products.
Foreign LPs are offshore entities organized as partnerships or limited liability companies but elect to be treated as corporations for U.S. federal income tax purposes.
MLP Affiliates & Other consist of iShares/LLCs and Yieldcos. iShares/LLCs are limited liability companies which hold investments in limited partner interests and issue distributions in the form of additional shares, also known as paid-in-kind (PIK) distributions. Yieldcos are entities structured similar to an MLP but without possession of assets that would qualify for pass-through tax treatment and thus are not treated as partnerships for federal income tax purposes.
Pure-Play General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with either direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity.
Embedded General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with ownership in other assets beyond sole economic interests in an MLP.
Major Midstream Companies are entities that own and operate assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas liquids, crude oil and refined products and structured as C-corporations for federal income tax purposes.
The following table summarizes the market value of the Fund’s investments as of January 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at January 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Master Limited Partnerships and Related Companies	$4,638	$4,638
Exchange-Traded Fund	178	178
Total Investments	$4,816	$4,816
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at January 31, 2020.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.
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